ACQUISTIONS - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 23, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 23, 2025 $ / shares	Oct. 23, 2025 USD ($) $ / shares
Sukari Gold Mines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership (in percent)		50.00%
Sukari Gold Mines Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary (in percent)		50.00%	50.00%	0.00%
Augusta Gold
Disclosure of detailed information about business combination [line items]
Business combination price per share (in USD/CAD per share) | (per share)					$ 1.70	$ 1.21
Cash transferred						$ 158
Provision of funds for shareholder loans	$ 39
Acquisition-related costs recognised as expense	$ 14